Discontinued Operations - Summary Of Disposal Group Discontinued Operations Statement Of Operations And Comprehensive Income (Loss) (Details) - Bio Ventus LLC - BMP Research And Development Programme - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Research and development expense	$ 1,773	$ 7,127
Loss on disposal	52	9,638
Income tax benefit	(10)	(115)
Loss from discontinued operations, net of tax	$ 1,815	$ 16,650